Undeveloped Land and Construction in Progress	12 Months Ended
Dec. 31, 2012
Undeveloped Land and Construction in Progress [Text Block]
Undeveloped Land and Construction in Progress
During 2012, the Company completed the development of Colonial Grand at Hampton Preserve and Colonial Grand at Lake Mary (Phase I), adding 718 apartment units to the Company's multifamily portfolio. Additionally, the Company completed the infrastructure of Colonial Promenade Huntsville, a commercial development located in Huntsville, Alabama. Project development costs for these completed developments (as outlined in the table below) were funded primarily through borrowings on the Company's unsecured credit facility and sales of certain commercial properties. At December 31, 2012, the Company had six active development projects, as outlined in the table below. In addition, the Company owns approximately $207.4 million of undeveloped land parcels that are held for future developments. Of the future developments listed below, the Company expects to initiate development of at least four multifamily apartment communities during 2013. Although the Company believes that it is probable that it will develop certain of the other projects in the future as market conditions dictate, there can be no assurance that the Company will pursue any of these particular future development projects.

		Total Units/	Costs Capitalized
	Location	Square Feet (1)	to Date
($ in thousands)		(unaudited)
Completed Developments:
Multifamily:
Colonial Grand at Hampton Preserve	Tampa, FL	486	$52,244
Colonial Grand at Lake Mary (Phase I)	Orlando, FL	232	25,702
		718	77,946
Commercial:
Colonial Promenade Huntsville (Phase I) (2)	Huntsville, AL	—	$4,116

Total Completed Developments			$82,062

Active Developments:
Multifamily:
Colonial Grand at Ayrsley (Phase II)	Charlotte, NC	81	$3,454
Colonial Grand at Double Creek	Austin, TX	296	27,297
Colonial Grand at Lake Mary (Phase II)	Orlando, FL	108	11,382
Colonial Grand at Randal Lakes	Orlando, FL	462	19,579
Colonial Reserve at South End	Charlotte, NC	353	26,133
		1,300	$87,845
Commercial:
Brookwood West Retail	Birmingham, AL	41,300	$914

Total Active Developments			$88,759

Future Developments:
Multifamily:
Colonial Grand at Bellevue (Phase II)	Nashville, TN	220	$3,701
Colonial Grand at Lake Mary (Phase III)	Orlando, FL	132	1,851
Colonial Grand at Randal Park	Orlando, FL	314	6,232
Colonial Grand at Thunderbird	Phoenix, AZ	244	8,042
Colonial Grand at Sweetwater	Phoenix, AZ	195	7,240
Colonial Grand at Azure	Las Vegas, NV	438	10,575
		1,543	$37,641
Commercial:
Colonial Promenade Huntsville (Phase II)	Huntsville, AL	—	$5,215
Colonial Promenade Nord du Lac (3)	Covington, LA	236,000	25,634
Randal Park	Orlando, FL	—	10,996
		236,000	$41,845
Other Undeveloped Land:
Multifamily			$1,496
Commercial			42,095
Commercial Outparcels/Pads			17,629
For-Sale Residential Land (4)			66,688
			$127,908
Total Future Developments			$207,394
Consolidated Undeveloped Land and Construction in Progress			$296,153
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(1)	Units refer to multifamily apartment units. Square feet refers to commercial space and excludes space owned by anchor tenants.

(2)	Development costs for this project are net of reimbursements received from the shadow-anchor.

(3)
The Company intends to develop this project in phases over time. Costs capitalized to date for this development are presented net of an aggregate $18.1 million of non-cash impairment charges recorded during 2009 and 2008.

(4)	These costs are presented net of $27.9 million of non-cash impairment charges recorded on two of the projects in 2012, 2009, 2008 and 2007. Of these charges $3.3 million were recorded during 2012.

Interest capitalized on construction in progress during 2012, 2011 and 2010 was $1.2 million, $0.4 million and $1.2 million, respectively.